Employment and Compensation Arrangements - Transactions Related Awards (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 09, 2019	Sep. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employment and Compensation Arrangements
Aggregate purchase of shares	49,680,000	39,675,000
Aggregate purchase price of shares			$ 1,582	$ 1,574	$ 9,558
Risk-free interest rate			2.43%	3.02%	2.53%
Expected dividend rate			0.00%	0.00%	0.00%
Management Incentive Plan
Employment and Compensation Arrangements
Vesting period			5 years